Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accounts payable and accrued liabilities [Abstract]
Schedule of payable and accrued liabilities	2025 2024 Trade payables $ 190,717 $ 129,832 Non-trade payables 127,054 121,644 Payables due to related parties [notes 23, 30] 553,584 367,559 Total $ 871,355 $ 619,035